OTHER INTANGIBLES ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 23,658	$ 23,563
Accumulated amortization	(19,112)	(16,680)
Total other intangibles assets	4,546	6,883
Amortization expense	2,325	3,091	$ 3,202
Estimated amortization expenses for the following years:
2017	2,305
2018	2,241
Total	4,546	6,883
Non-compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	1,462	1,453
Accumulated amortization	(1,455)	(1,434)
Distribution Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	1,584	1,594
Accumulated amortization	(1,392)	(1,305)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	6,006	5,910
Accumulated amortization	(5,395)	(4,962)
Distribution Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	14,606	14,606
Accumulated amortization	$ (10,870)	$ (8,979)